RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Associate companies and joint ventures
RELATED PARTY TRANSACTIONS
Sales to related parties	R$ 887,945	R$ 1,572,618	R$ 1,382,584
Purchases from related parties	208,948	198,636	129,513
Sales to related parties, net of purchases	678,997	1,373,982	1,253,071
Controlling shareholders
RELATED PARTY TRANSACTIONS
Sale of property to related party	R$ 21,204
Number of annual installments | installment	6
Annual installment amount	R$ 3,534
Accounts receivable from sale of property to related party	17,670
Rental income from related party	R$ 524	R$ 554	R$ 445
Guarantee fee percentage	0.95%	0.95%	0.95%
Expenses resulting from debenture guarantees		R$ 68	R$ 194